RESULTS FROM OPERATING ACTIVITIES - Other Income and Admin expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Gains on disposals of property, plant and equipment	R 0.7	R 5.8	R 0.0
Gain on financial instruments at fair value through profit or loss	0.0	2.1	0.0
Other income	R 0.7	R 7.9	R 0.0